Other Provisions - Additional Information (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
Disclosure of other provisions [line items]
Other provisions	S/ 328,435	S/ 109,608	$ 5	S/ 47,417	S/ 41,073
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Present value of the estimated provision	154,000	73,500
Other provisions	278,319	S/ 84,728		S/ 23,364	S/ 15,732
Termination of the Legal class action | $			20
Legal proceedings provision [member] | GyM S.A. [member]
Disclosure of other provisions [line items]
Other provisions	46,000
Professional Liability [member].
Disclosure of other provisions [line items]
Other provisions	S/ 49,800		$ 15